Material accounting policies - Depreciation and Amortization, Property and Equipment (Details)	12 Months Ended
Dec. 31, 2024
Network infrastructure and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	40 years
Network infrastructure and equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	2 years
Buildings | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	50 years
Buildings | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	5 years